Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Information related to defined benefit plan
Pension benefit plans Other benefit plans
2025 2024 2025 2024
Fair value of plan assets, beginning of year $ 3,991 $ 3,717 $ - $ -
Interest income on plan assets 172 150 - -
Return on assets excluding interest income 33 95 - -
Employer contributions 943 943 - -
Benefits paid (915) (911) - -
Administrative costs paid (3) (3) - -
Fair value of plan assets, end of year $ 4,221 $ 3,991 $ - $ -
Defined benefit obligation, beginning of year $ 57,365 $ 60,038 $ 25,300 $ 20,681
Current service cost 2,019 2,008 1,084 849
Interest cost 2,558 2,619 1,125 948
Actuarial loss (gain) arising from:
- financial assumptions
(2,749) (909) (517) -
- experience adjustment
4,717 4,242 (303) 7
Past service cost - - - 4,652
Benefits paid (1,810) (10,972) (1,397) (1,837)
Foreign exchange 716 339 - -
Defined benefit obligation, end of year $ 62,816 $ 57,365 $ 25,292 $ 25,300
Defined benefit liability [note 14] $ (58,595) $ (53,374) $ (25,292) $ (25,300)

Percentages of the total fair value of assets pension plan
Pension benefit plans
2025 2024
Asset category
(a)
Canadian equity securities 9% 8%
U.S. equity securities 15% 14%
Global equity securities 7% 6%
Canadian fixed income 37% 35%
Other
(b)
32% 37%
Total 100% 100%
(a) The defined benefit plan assets contain no
material amounts of related party assets at December 31, 2025 and 2024 respectively.
(b) Relates mainly to the value of the refundable tax account held by the Canada Revenue Agency. The refundable total is approximately equal to half of the sum of the realized investment income plus employer contributions less half of the benefits paid by the plan .

Components of net pension and other benefit expense
Pension benefit plans Other benefit plans
2025 2024 2025 2024
Current service cost $ 2,019 $ 2,008 $ 1,084 $ 849
Net interest cost 2,386 2,469 1,125 948
Past service cost - - - 4,652
Administration cost 3 3 - -
Defined benefit expense [note 18] 4,408 4,480 2,209 6,449
Defined contribution pension expense [note 18] 23,518 20,218 - -
Net pension and other benefit expense $ 27,926 $ 24,698 $ 2,209 $ 6,449

Amount of actuarial losses (gains) recognized in other comprehensive income
The total amount of actuarial losses (gains) recognized in other comprehensive income is:
Pension benefit plans Other benefit plans
2025 2024 2025 2024
Actuarial loss (gains) $ 1,968 $ 3,333 $ (820) $ 7
Return on plan assets excluding
interest income (33) (95) - -
$ 1,935 $ 3,238 $ (820) $ 7

Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
The assumptions used to determine the Company’s defined benefit obligation and net pension and other benefit expense were as follows at December 31 (expressed as weighted averages):
Pension benefit plans Other benefit plans
2025 2024 2025 2024
Discount rate - obligation 4.2% 3.9% 4.8% 4.6%
Discount rate - expense 3.9% 3.8% 4.6% 4.6%
Rate of compensation increase 2.9% 2.9% - -
Health care cost trend rate - - 5.0% 5.0%
Dental care cost trend rate - - 4.5% 4.5%

1% Change in assumptions [member] | Defined benefit obligation and net pension and other benefit expense [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumptions to determine defined benefit obligations and expense
A 1 % change at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the following:
Pension benefit plans Other benefit plans
Increase Decrease Increase Decrease
Discount rate
$ (8,905) $ 11,365 $ (2,432) $ 2,902
Rate of compensation increase 2,522 (2,328) n/a n/a
A 1 % change in any of the other assumptions would not have a significant impact on the defined benefit obligation.